Vanguard International High Dividend Yield Index Fund Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard International High Dividend Yield Index Fund	Jan. 31, 2026
ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.07%	[1]
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.16%	[2]

[1]	The expense information shown in the table has been restated to reflect current fees.
[2]	The expense information shown in the table has been restated to reflect current fees.